Employee Benefit Plans and Other Postretirement Plans Schedule of Pension Plan Asset Investments and Target Allocations (Details) (USD $) In Thousands, unless otherwise specified														12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Debt Securities	Dec. 31, 2012 Debt Securities	Dec. 31, 2013 International Equity Securities	Dec. 31, 2012 International Equity Securities	Dec. 31, 2013 U.S. Equity Securities	Dec. 31, 2012 U.S. Equity Securities	Dec. 31, 2013 Real Estate Securities	Dec. 31, 2012 Real Estate Securities	Dec. 31, 2013 Other Securities	Dec. 31, 2012 Other Securities	Dec. 31, 2013 Boise Inc.	Dec. 31, 2013 Boise Inc. Debt Securities	Dec. 31, 2013 Boise Inc. Equities	Dec. 31, 2013 Packaging Corporation of America	Dec. 31, 2013 Packaging Corporation of America Debt Securities	Dec. 31, 2013 Packaging Corporation of America Other Securities	Dec. 31, 2013 Packaging Corporation of America Equities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Percentage of Fair Value			52.00%	61.00%	25.00%	20.00%	21.00%	16.00%	1.00%	3.00%	1.00%	0.00%
Fair value of plan assets	$ 772,082	$ 238,359											$ 489,000			$ 283,100
Target Allocations														50.00%	50.00%		62.00%	4.00%	34.00%